SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL STATEMENTS, Balance Sheet (Details) (USD $) In Thousands, unless otherwise specified	Dec. 04, 2012	Jun. 05, 2012	Nov. 29, 2011	May 31, 2011	Jun. 01, 2010	Jun. 02, 2009
Current assets:
Cash and cash equivalents	$ 25,594	$ 48,184	$ 8,886	$ 9,722	$ 9,569	$ 9,760
Accounts receivable	6,772	4,700		7,531
Inventories	39,345	29,030		34,470
Income tax receivable	1,822	837		3,077
Deferred income taxes	30,074	27,134		14,429
Other current assets	16,993	18,383		14,137
Total current assets	120,600	128,268		83,366
Property and equipment, net	910,898	966,605		1,031,151
Goodwill	9,022	7,989		15,571	0
Investment in subsidiaries	0	0		0
Due from/(to) subsidiaries	0	0		0
Other assets	68,620	70,675		56,938
Total assets	1,109,140	1,173,537		1,187,026
Current liabilities:
Accounts payable	28,641	34,948		29,807
Accrued and other current liabilities	84,806	84,822		74,427
Current maturities of long-term debt, including capital leases	9,988	12,454		15,090
Income tax payable	0	0		0
Total current liabilities	123,435	132,224		119,324
Long-term debt and capital leases, net of current maturities	298,709	314,209		329,184
Deferred income taxes	19,858	37,567		42,923
Due to/(from) subsidiaries	0	0		0
Other deferred liabilities	121,217	113,313		103,882
Total liabilities	563,219	597,313		595,313
Shareholders' equity:
Common stock	621	640		651
Capital in excess of par value	72,281	90,856		104,941
Retained earnings	486,516	498,985		499,173
Accumulated other comprehensive loss	(13,497)	(14,257)		(13,052)
Total shareholders' equity	545,921	576,224		591,713	538,100	416,366
Total liabilities & shareholders' equity	1,109,140	1,173,537		1,187,026
Parent [Member]
Current assets:
Cash and cash equivalents	25,379	47,986	8,685	9,490	9,427	9,618
Accounts receivable	2,975	2,234		3,360
Inventories	28,196	20,896		24,619
Income tax receivable	112,739	97,290		72,608
Deferred income taxes	20,760	19,030		10,246
Other current assets	12,455	15,216		11,308
Total current assets	202,504	202,652		131,631
Property and equipment, net	679,413	727,379		779,718
Goodwill	9,022	7,989		1,440
Investment in subsidiaries	206,244	204,386		225,054
Due from/(to) subsidiaries	74,813	78,799		46,861
Other assets	46,649	47,144		41,924
Total assets	1,218,645	1,268,349		1,226,628
Current liabilities:
Accounts payable	21,070	28,302		24,693
Accrued and other current liabilities	51,586	55,301		48,650
Current maturities of long-term debt, including capital leases	(339)	(344)		0
Income tax payable	0	0		0
Total current liabilities	72,317	83,259		73,343
Long-term debt and capital leases, net of current maturities	235,721	246,892		221,630
Deferred income taxes	7,334	20,910		20,396
Due to/(from) subsidiaries	252,080	245,257		232,161
Other deferred liabilities	105,272	95,807		87,385
Total liabilities	672,724	692,125		634,915
Shareholders' equity:
Common stock	621	640		651
Capital in excess of par value	72,281	90,856		104,941
Retained earnings	486,516	498,985		499,173
Accumulated other comprehensive loss	(13,497)	(14,257)		(13,052)
Total shareholders' equity	545,921	576,224		591,713
Total liabilities & shareholders' equity	1,218,645	1,268,349		1,226,628
Guarantors [Member]
Current assets:
Cash and cash equivalents	215	198	201	232	142	142
Accounts receivable	3,797	2,466		4,171
Inventories	11,149	8,134		9,851
Income tax receivable	0	0		0
Deferred income taxes	9,314	8,104		4,183
Other current assets	4,538	3,167		2,829
Total current assets	29,013	22,069		21,266
Property and equipment, net	231,485	239,226		251,433
Goodwill	0	0		14,131
Investment in subsidiaries	0	0		0
Due from/(to) subsidiaries	252,080	245,257		232,161
Other assets	21,971	23,531		15,014
Total assets	534,549	530,083		534,005
Current liabilities:
Accounts payable	7,571	6,646		5,114
Accrued and other current liabilities	33,220	29,521		25,777
Current maturities of long-term debt, including capital leases	10,327	12,798		15,090
Income tax payable	110,917	96,453		69,531
Total current liabilities	162,035	145,418		115,512
Long-term debt and capital leases, net of current maturities	62,988	67,317		107,554
Deferred income taxes	12,524	16,657		22,527
Due to/(from) subsidiaries	74,813	78,799		46,861
Other deferred liabilities	15,945	17,506		16,497
Total liabilities	328,305	325,697		308,951
Shareholders' equity:
Common stock	0	0		0
Capital in excess of par value	0	0		0
Retained earnings	206,244	204,386		225,054
Accumulated other comprehensive loss	0	0		0
Total shareholders' equity	206,244	204,386		225,054
Total liabilities & shareholders' equity	534,549	530,083		534,005
Eliminations [Member]
Current assets:
Cash and cash equivalents	0	0	0	0	0	0
Accounts receivable	0	0		0
Inventories	0	0		0
Income tax receivable	(110,917)	(96,453)		(69,531)
Deferred income taxes	0	0		0
Other current assets	0	0		0
Total current assets	(110,917)	(96,453)		(69,531)
Property and equipment, net	0	0		0
Goodwill	0	0		0
Investment in subsidiaries	(206,244)	(204,386)		(225,054)
Due from/(to) subsidiaries	(326,893)	(324,056)		(279,022)
Other assets	0	0		0
Total assets	(644,054)	(624,895)		(573,607)
Current liabilities:
Accounts payable	0	0		0
Accrued and other current liabilities	0	0		0
Current maturities of long-term debt, including capital leases	0	0		0
Income tax payable	(110,917)	(96,453)		(69,531)
Total current liabilities	(110,917)	(96,453)		(69,531)
Long-term debt and capital leases, net of current maturities	0	0		0
Deferred income taxes	0	0		0
Due to/(from) subsidiaries	(326,893)	(324,056)		(279,022)
Other deferred liabilities	0	0		0
Total liabilities	(437,810)	(420,509)		(348,553)
Shareholders' equity:
Common stock	0	0		0
Capital in excess of par value	0	0		0
Retained earnings	(206,244)	(204,386)		(225,054)
Accumulated other comprehensive loss	0	0		0
Total shareholders' equity	(206,244)	(204,386)		(225,054)
Total liabilities & shareholders' equity	$ (644,054)	$ (624,895)		$ (573,607)